Share-Based Payments Narrative (Detail) In Millions, unless otherwise specified		60 Months Ended	12 Months Ended
	Dec. 31, 2011	Apr. 23, 2009 Restated And Amended 2004 [Member]	Dec. 31, 2011 2004 Stock Plan [Member]	Dec. 31, 2011 Stock Options [Member] Year		Dec. 31, 2010 Stock Options [Member] Year		Dec. 31, 2009 Stock Options [Member] Year		Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2011 Total Shareholder Return Units [Member] Year	Dec. 31, 2010 Total Shareholder Return Units [Member] Year	Dec. 31, 2009 Total Shareholder Return Units [Member] Year	Dec. 31, 2011 Total Shareholder Return Units [Member] Minimum [Member] Year	Dec. 31, 2011 Total Shareholder Return Units [Member] Maximum [Member] Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase (decrease) the number of shares available for grants		425
Maximum shares available per individual during the plan period		8	3
Shares available for award	319		475
Vesting Period				After three years of continuous service from the grant date						After three years of continuous service from the grant date
Contractual term				10 years
Holding Period				1 year
Exercise period in the event of a divestiture or restructuring				3 months
Contractual term (years)				6.25	[1]	6.25	[1]	6.00	[1]		5.95	5.00	5.00	5.00	7.00

[1]	Determined using historical exercise and post-vesting termination patterns.